Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	THRIVENT SERIES FUND INC
Prospectus Date	rr_ProspectusDate	Apr. 30, 2015
Thrivent Partner Technology Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Thrivent Partner Technology Portfolio

		The Board of Directors of Thrivent Series Fund, Inc. has approved the merger of Thrivent Partner Technology Portfolio into the Thrivent Large Cap Growth Portfolio. The merger is subject to approval by the contractholders of Thrivent Partner Technology Portfolio at a special meeting of contractholders to be held on or about August 14, 2015. The merger, if approved by the contractholders, would occur on or about August 21, 2015. Thrivent Partner Technology Portfolio and its corresponding subaccounts will be closed as new investment selections after the close of business on May 21, 2015. If you already invest in the subaccounts corresponding to Thrivent Partner Technology Portfolio, you can continue to invest in the subaccount until the merger is complete.
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees And Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 31% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	31.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed, your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions, your cost would be:
Strategy [Heading]	rr_StrategyHeading	Principal Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Portfolio, through its subadviser Goldman Sachs Asset Management, L.P. (“GSAM”), invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities of technology companies. Technology companies may include companies engaged in technology-oriented businesses in the following industries: information technology, telecommunications services, computer and electronics retail, internet retail, aerospace and defense, data processing services, electrical components and equipment and media.

The Portfolio invests primarily in common stocks and may invest in foreign securities, including those in emerging markets. Securities may be purchased without regard to market capitalization, and the Portfolio will likely have exposure to the securities of small and medium sized companies. In addition, the Portfolio may invest in a relatively few number of issuers; therefore, the Portfolio may be more susceptible to adverse developments affecting any single issuer held in its portfolio and may be more susceptible to greater losses because of these developments. Should the Adviser determine that the Portfolio would benefit from reducing the percentage of its assets invested in securities of technology companies from 80% to a lesser amount, it will notify you at least 60 days prior to such a change.

		When selecting potential investments, GSAM employs fundamental investment research techniques to identify issuers that meet particular investment criteria, which include the following: strong brand name, dominant market share, recurring revenue streams, free cash flow generation, long product life cycles, enduring competitive advantages and excellent management. GSAM will typically sell a position if an issuer’s long-term fundamentals deteriorate, if the security reaches full valuation, if the issuer pursues a strategy that, in GSAM’s view, does not maximize shareholder value, or if the position grows beyond a weight with which GSAM is comfortable from a risk management standpoint.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Portfolio, through its subadviser Goldman Sachs Asset Management, L.P. (“GSAM”), invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities of technology companies.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Portfolio is subject to the following principal investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

Market Risk. Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Portfolio’s investments may move with these cycles and in some instances, increase or decrease more than its market as measured by the Portfolio’s benchmark index. Stock markets also may decline because of factors that affect a particular industry.

Technology-Oriented Companies Risk. Common stocks of companies that rely extensively on technology, science or communications in their product development or operations may be more volatile than the overall stock market and may or may not move in tandem with the overall stock market. Technology, science and communications are rapidly changing fields, and stocks of these companies, especially of smaller or unseasoned companies, may be subject to more abrupt or erratic market movements than the stock market in general. There are significant competitive pressures among technology-oriented companies and the products or operations of such companies may become obsolete quickly. In addition, these companies may have limited product lines, markets or financial resources and the management of such companies may be more dependent upon one or a few key people.

Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Portfolio’s portfolio is exposed will affect the market prices of its securities and the value of the Portfolio. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company, and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interest of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.

Foreign Securities Risk. To the extent the Portfolio’s portfolio is exposed to foreign securities, it is subject to various risks associated with such securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities. All of these risks may be heightened for securities of issuers located in, or with significant operations in, emerging market countries.

Internet Risk. Stock prices of Internet and Internet-related companies and therefore the value of the Portfolio will experience significant price movements as a result of intense market volatility, worldwide competition, consumer preferences, product compatibility, product obsolescence, government regulation, excessive investor optimism or pessimism, or other factors.

Small and Mid Cap Risk. Small- and medium-sized companies often have greater price volatility, lower trading volumes, and less liquidity than larger, more established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. In addition, small cap companies seldom pay significant dividends that could cushion returns in a falling market.

Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Certain securities (e.g., small-cap stocks and foreign securities) often have a less liquid resale market. As a result, the Portfolio may have difficulty selling or disposing of securities quickly in certain markets or may only be able to sell the holdings at prices substantially less than what the Portfolio believes they are worth.

		Investment Adviser Risk. The Portfolio is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Portfolio invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.
Risk Lose Money [Text]	rr_RiskLoseMoney	Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Volatility And Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for one-, five- and ten-year periods compared to a broad-based securities market index. The index is the S&P North American Technology Sector Index, which represents U.S. securities in the technology sector and internet retail sub-industry. The Portfolio now compares its returns to the S&P North American Technology Sector Index rather than the NASDAQ Composite Index because the Portfolio believes it more accurately represents the Portfolio’s principal strategies. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.

		How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for one-, five- and ten-year periods compared to a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-THRIVENT
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Thrivent.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR TOTAL RETURN Annual Return (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	Q1 ‘12	+23.05%
Worst Quarter:	Q4 ‘08	-27.41%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2014)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	The Portfolio now compares its returns to the S&P North American Technology Sector Index rather than the NASDAQ Composite Index because the Portfolio believes it more accurately represents the Portfolio’s principal strategies.
Thrivent Partner Technology Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther
Management Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.02%
1 Year	rr_ExpenseExampleYear01	104
3 Years	rr_ExpenseExampleYear03	325
5 Years	rr_ExpenseExampleYear05	563
10 Years	rr_ExpenseExampleYear10	1,248
2005	rr_AnnualReturn2005	3.72%
2006	rr_AnnualReturn2006	3.26%
2007	rr_AnnualReturn2007	11.08%
2008	rr_AnnualReturn2008	(48.32%)
2009	rr_AnnualReturn2009	56.58%
2010	rr_AnnualReturn2010	25.00%
2011	rr_AnnualReturn2011	(12.83%)
2012	rr_AnnualReturn2012	21.09%
2013	rr_AnnualReturn2013	29.01%
2014	rr_AnnualReturn2014	10.45%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.05%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.41%)
1 Year	rr_AverageAnnualReturnYear01	10.45%
5 Years	rr_AverageAnnualReturnYear05	13.46%
10 Years	rr_AverageAnnualReturnYear10	6.11%
Thrivent Partner Technology Portfolio | S&P North American Technology Sector Index (reflects no deduction for fees, expense and taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.28%
5 Years	rr_AverageAnnualReturnYear05	14.83%
10 Years	rr_AverageAnnualReturnYear10	9.15%
Thrivent Partner Technology Portfolio | NASDAQ Composite Index (reflects no deduction for fees, expense and taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.83%
5 Years	rr_AverageAnnualReturnYear05	17.31%
10 Years	rr_AverageAnnualReturnYear10	9.28%